SCHEDULE OF FINANCING EXPENSES NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Interest income	$ 65,757	$ 33,741
Currency exchange differences	(13,888)	14,857
Bank charges and other finance expenses, net	(5,358)	(8,797)
Financing expenses net	$ 46,511	$ 39,801